ORGANIZATION AND GOING CONCERN (Details Textual) (USD $)	12 Months Ended									105 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2013
Net Income Loss	$ 20,106,911	$ 5,270,719	$ 5,603,314	$ 3,610,465	$ 564,947	$ 3,189,473	$ 1,881,910	$ 233,900	$ 97,637	$ 41,617,063
Deficit accumulated during the exploration stage	$ 41,617,063	$ 21,510,152								$ 41,617,063